Financial instruments: fair value measurement and sensitivity analysis of market risk	12 Months Ended
Dec. 31, 2022
Financial instruments: fair value measurement and sensitivity analysis of market risk [abstract]
Financial instruments: fair value measurement and sensitivity analysis of market risk
28 Financial instruments and fair value measurement
Accounting policies
Financial assets
Financial assets are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the asset. The
subsequent measurement of the financial assets depends on which category they have been classified into at inception: Financial
investments at amortised cost, at fair value through profit or loss, and at fair value through other comprehensive income. The
classification is based on an evaluation of the contractual terms and the business model applied.
Short-term highly liquid investments with original maturity exceeding 3 months are classified as current financial investments. Current
financial investments are primarily accounted for at amortised cost but also at fair value through profit or loss,

depending on
classification.
Trade receivables are carried at the original invoice amount less a provision for doubtful receivables which represent expected losses computed on a probability-weighted basis.
A part of Equinor's financial investments is managed together as an investment portfolio of Equinor's captive insurance company and
is held in order to comply with specific regulations for capital retention. The investment portfolio is managed and evaluated on a fair
value basis in accordance with an investment strategy and is accounted for at fair value through profit or loss.
Financial assets are presented as current if they contractually will expire or otherwise are expected to be recovered within 12 months
after the balance sheet date, or if they are held for the purpose of being traded. Financial assets and financial liabilities are shown
separately in the Consolidated balance sheet, unless Equinor has both a legal right and a demonstrable intention to net settle certain
balances payable to and receivable from the same counterparty.
Financial assets are derecognised when rights to cash flows and risks and rewards of ownership are transferred through a sales
transaction or the contractual rights to the cash flows expire, are redeemed, or cancelled. Gains and losses arising on the sale,
settlement or cancellation of financial assets are recognised within Net financial items.
Financial liabilities
Financial liabilities are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the liability. The
subsequent measurement of financial liabilities is either as financial liabilities at fair value through profit or loss or financial liabilities
measured at amortised cost using the effective interest method, depending on classification. The latter applies to Equinor's non-
current bank loans and bonds.
Financial liabilities are presented as current if the liability is expected to be settled as part of Equinor’s normal operating cycle, the
liability is due to be settled within 12 months after the balance sheet date, Equinor does not have the right to defer settlement of the
liability more than 12 months after the balance sheet date, or if the liabilities are held for the purpose of being traded.
Financial liabilities are derecognised when the contractual obligations are settled, or if they expire,

are discharged or cancelled. Gains
and losses arising on the repurchase, settlement or cancellation of liabilities are recognised within Net financial items.
Derivative financial instruments
Equinor uses derivative financial instruments to manage certain exposures to fluctuations in foreign currency exchange rates, interest
rates and commodity prices. Such derivative financial instruments are initially recognised at fair value on the date on which a
derivative contract is entered into and are subsequently remeasured at fair value through profit and loss. The impact of commodity-
based derivative financial instruments is recognised in the Consolidated statement of income as

Other revenues, as such derivative
instruments are related to sales contracts or revenue-related risk management for all significant purposes. The impact of other
derivative financial instruments is reflected under Net financial items.
Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. Derivative assets or
liabilities expected to be settled, or with the legal right to be settled more than 12 months after the balance sheet date, are classified
as non-current. Derivative financial instruments held for the purpose of being traded are however always classified as current.
Contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument are accounted for as
financial instruments. However, contracts that are entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with Equinor's expected purchase, sale or usage requirements,

also referred to as own-use, are not
accounted for as financial instruments. Such sales and purchases of physical commodity volumes are reflected in the Consolidated
statement of income as Revenue from contracts with customers and Purchases [net of inventory variation], respectively. This is
applicable to a significant number of contracts for the purchase or sale of crude oil and natural gas,

which are recognised upon
delivery.
For contracts to sell a non-financial item that can be settled net in cash, but which ultimately are physically settled despite not
qualifying as own use prior to settlement, the changes in fair value are included in Gain/loss on commodity derivatives (part of Other
revenues, see note 7 Total revenues and other income). When these derivatives are physically settled, the previously recognised unrealised gain/loss is included in Physically settled commodity derivatives (also part of Other revenues).

The physical deliveries
made through such contracts are included in Revenue from contracts with customers at contract price.
Derivatives embedded in host contracts which are not financial assets within the scope of IFRS 9 are recognised as separate
derivatives and are reflected at fair value with subsequent changes through profit and loss, when their risks and economic
characteristics are not closely related to those of the host contracts, and the host contracts are not carried at fair value. Where there is
an active market for a commodity or other non-financial item referenced in a purchase or sale contract, a pricing formula will, for
instance, be considered to be closely related to the host purchase or sales contract if the price formula is based on the active market
in question. A price formula with indexation to other markets or products will however result in the recognition of a separate derivative.
Where there is no active market for the commodity or other non-financial item in question, Equinor assesses the characteristics of
such a price related embedded derivative to be closely related to the host contract if the price formula is based on relevant indexations
commonly used by other market participants. This applies to certain long-term natural gas sales agreements.
Financial instruments by category
The following tables present Equinor's classes of financial instruments and their carrying amounts by the categories as they are
defined in IFRS 9 Financial Instruments. For financial investments, the difference between measurement as defined by IFRS 9
categories and measurement at fair value is immaterial. For trade and other receivables and payables, and cash and cash
equivalents, the carrying amounts are considered a reasonable approximation of fair value. See note 21 Finance debt for fair value information of non-current bonds and bank loans.
At 31 December 2022 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

691 691
Non-current financial investments 16 117 2,616 2,733
Prepayments and financial receivables 16 1,658 404 2,063
Trade and other receivables 18 21,611 841 22,452
Current derivative financial instruments

4,039 4,039
Current financial investments 16 29,577 300 29,876
Cash and cash equivalents 19 12,473 3,106 15,579
Total

65,436 10,752 1,245 77,433
At 31 December 2021 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

1,265 1,265
Non-current financial investments 16 253 3,093 3,346
Prepayments and financial receivables 16 707 380 1,087
Trade and other receivables 18 17,192 736 17,927
Current derivative financial instruments

5,131 5,131
Current financial investments 16 20,946 300 21,246
Cash and cash equivalents 19 11,412 2,714 14,126
Total

50,510 12,503 1,116 64,128
At 31 December 2022
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 21 24,141 24,141
Non-current derivative financial instruments

2,376 2,376
Trade, other payables and provisions 24 12,449 903 13,352
Current finance debt 21 4,359 4,359
Dividend payable 2,808 2,808
Current derivative financial instruments

4,106 4,106
Total

43,757 6,482 903 51,142
At 31 December 2021
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 21 27,404 27,404
Non-current derivative financial instruments

767 767
Trade, other payables and provisions 24 12,350 1,960 14,310
Current finance debt 21 5,273 5,273
Dividend payable 582 582
Current derivative financial instruments

4,609 4,609
Total

45,609 5,376 1,960 52,945
Measurement of fair values
Quoted prices in active markets represent the best evidence of fair value and are used by Equinor in determining the fair values of
assets and liabilities to the extent possible. Financial instruments quoted in active markets will typically include financial instruments
with quoted market prices obtained from the relevant exchanges or clearing houses. The fair values of quoted financial assets,
financial liabilities and derivative instruments are determined by reference to mid-market prices, at the close of business on the
balance sheet date.
Where there is no active market, fair value is determined using valuation techniques. These include using recent arm's-length market
transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and pricing models and
related internal assumptions. In the valuation techniques, Equinor also takes into consideration the counterparty and its own credit
risk. This is either reflected in the discount rate used or through direct adjustments to the calculated cash flows. Consequently, where
Equinor reflects elements of long-term physical delivery commodity contracts at fair value, such fair value estimates to the extent
possible are based on quoted forward prices in the market and underlying indexes in the contracts, as well as assumptions of forward
prices and margins where observable market prices are not available. Similarly, the fair values of interest and currency swaps are estimated based on relevant quotes from active markets, quotes of comparable instruments, and other appropriate valuation
techniques.
Fair value hierarchy
The following table summarises each class of financial instruments which are recognised in the

Consolidated balance sheet at fair
value, split by Equinor's basis for fair value measurement.
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments
- assets
Current
financial
investments
Current
derivative
financial
instruments
- assets
Cash
equivalents
Non-current
derivative
financial
instruments
- liabilities
Current
derivative
financial
instruments
- liabilities
Net fair
value
At 31 December 2022
Level 1 903 0 - 25 0 (60) 868
Level 2 1,222 97 300 3,722 3,106 (2,352) (3,952) 2,143
Level 3 491 594 292 (24) (94) 1,259
Total fair value 2,616 691 300 4,039 3,106 (2,376) (4,106) 4,270
At 31 December 2021
Level 1 860 - - 949 - (69) 1,740
Level 2 1,840 884 300 4,108 2,714 (762) (4,539) 4,545
Level 3 393 380 74 (4) 843
Total fair value 3,093 1,265 300 5,131 2,714 (767) (4,609) 7,127
Level 1, fair value based on prices quoted in an active market for identical assets or liabilities,

includes financial instruments actively
traded and for which the values recognised in the Consolidated balance sheet are determined based on observable prices on identical
instruments. For Equinor this category will, in most cases, only be relevant for investments in listed equity securities and government
bonds.
Level 2, fair value based on inputs other than quoted prices included within level 1, which are derived from observable market
transactions, includes Equinor's non-standardised contracts for which fair values are determined on the basis of price inputs from
observable market transactions. This will typically be when Equinor uses forward prices on crude oil, natural gas, interest rates and
foreign currency exchange rates as inputs to the valuation models to determine the fair value of it derivative financial instruments.
Level 3, fair value based on unobservable inputs, includes financial instruments for which fair values are determined on the basis of
input and assumptions that are not from observable market transactions. The fair values presented in this category are mainly based
on internal assumptions. The internal assumptions are only used in the absence of quoted prices from an active market or other
observable price inputs for the financial instruments subject to the valuation.
The fair value of certain earn-out agreements and embedded derivative contracts are determined by the use of valuation techniques
with price inputs from observable market transactions as well as internally generated price assumptions and volume profiles. The
discount rate used in the valuation is a risk-free rate based on the applicable currency and time horizon of the underlying cash flows
adjusted for a credit premium to reflect either Equinor's credit premium, if the value is a liability, or an estimated counterparty credit premium if the value is an asset. In addition, a risk premium for risk elements not adjusted for in the cash flow may be included when
applicable. The fair values of these derivative financial instruments have been classified in their entirety in the third category within
current derivative financial instruments and non-current derivative financial instruments. Another reasonable assumption, that could
have been applied when determining the fair value of these contracts, would be to extrapolate the last observable forward prices with
inflation. If Equinor had applied this assumption, the fair value of the contracts included would have increased by approximately USD
0.5

billion at end of 2022, while at end of 2021 the increase in fair value was approximately

USD
0.4

billion.
The reconciliation of the changes in fair value during 2022 and 2021 for financial instruments classified as level 3 in the hierarchy is
presented in the following table.
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments -
assets
Current
derivative
financial
instruments -
assets
Non-current
derivative
financial
instruments -
liabilities
Current
derivative
financial
instruments -
liabilities Total amount
Opening at 1 January 2022 393 380 74 (4) 0 843
Total gains and losses recognised in statement of income (50) 243 197 (20) 0 370
Purchases 175 10 (120) 65
Sales - - 2 - 22 24
Settlement (7) (64) (71)
Transfer into level 3 - 80 5 85
Foreign currency translation effects (19) (30) (7) (1) (57)
Closing at 31 December 2022 492 593 292 (24) (94) 1,259
Opening at 1 January 2021 308 330 24 (5) - 657
Total gains and losses recognised in statement of income (23) 58 72 1 - 108
Purchases 119 119
Settlement (7) (20) (27)
Transfer out of level 3 - -
Foreign currency translation effects (3) (8) (2) (13)
Closing at 31 December 2021 393 380 74 (4) - 843
During 2022 the financial instruments within level 3 have had a net increase in fair value of USD 416 million. The USD
370

million
recognised in the Consolidated statement of income during 2022 are mainly related to changes in fair value of certain embedded
derivatives and earn-out agreements.